Segment Reporting	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Segment Reporting

Due to the nature of the business activities, and that separate information is used to manage components of operations, and that information is reported to the Company's board of directors, management has identified the following reportable segments:

1. Pizza restaurant and sports bar

2. Franchising operations

3. Pasta sauce and salsa distribution

Summarized in the following tables are net sales and operating revenues, depreciation and amortization, loss before taxes, and total assets for the Company's reportable segments for the three month and six month periods ended November 30, 2011 and November 30, 2010.

	For the Three Months Ended		For the Six Months Ended
	November 30, 2011	November 30, 2010	November 30, 2011	November 30, 2010
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues
Pizza restaurant and sports bar	$454,277	$-	$454,277	$-
Franchising operations	164,480	-	164,480	-
Pasta sauces and salsa distribution	19,439	32,386	53,522	60,181
Total revenues	$638,196	$32,386	$672,279	$60,181

Depreciation and amortization
Pizza restaurant and sports bar	$17,378	$-	$17,378	$-
Franchising operations	67,649	-	67,649	-
Pasta sauces and salsa distribution	-	-	-	-
Total depreciation and amortization	85,027	-	85,027	-

Loss before taxes
Pizza restaurant and sports bar	$(69,472)	$-	$(69,472)	$-
Franchising operations	(96,357)	-	(96,357)	-
Pasta sauces and salsa distribution	(13,816)	(19,107)	(34,143)	(38,120)
Combined	(179,645)	(19,107)	(199,972)	(38,120)

Corporate administration and other	(768,124)	(305,449)	(915,601)	(450,636)

Total loss before taxes	$(947,769)	$(324,556)	$(1,115,573)	$(488,756)

Assets
Pizza restaurant and sports bar	$1,317,575	$-	$1,317,575	$-
Franchising operations	3,021,946	-	3,021,946	-
Pasta sauces and salsa distribution	15,687	30,029	15,687	30,029
Total Assets	$4,355,208	$30,029	$4,355,208	$30,029

Note: Certain segment expenses have been allocated to corporate administration and other.